Document And Entity Information	Apr. 23, 2024
Document Information [Line Items]
Entity, Registrant Name	DOUGLAS DYNAMICS, INC.
Document, Type	8-K
Document, Period End Date	Apr. 23, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	01-34728
Entity, Tax Identification Number	13-4275891
Entity, Address, Address Line One	11270 W Park Place Ste 300
Entity, Address, City or Town	Milwaukee
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53224
City Area Code	414
Local Phone Number	354-2310
Title of 12(b) Security	Common Stock
Trading Symbol	PLOW
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001287213